3. INVESTMENT SECURITIES: Available-for-sale Securities (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Available-for-sale Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2020:
Obligations of states and
political subdivisions	$204,199,851	$16,464,476	$(1,022)	$220,663,305
Corporate securities	130,316	260,797	--	391,113
	$204,330,167	$16,725,273	$(1,022)	$221,054,418
December 31, 2019:
Obligations of states and
political subdivisions	$192,240,250	$11,796,039	$(24,092)	$204,012,197
Corporate securities	130,316	315,009	--	445,325
	$192,370,566	$12,111,048	$(24,092)	$204,457,522